Convertible Notes (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes
2025		$ 0
2026		557,500
Total		$ 557,500
2025 (remaining)	$ 0
2026	927,500
Total	$ 927,500